Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Summary of Short-Term Borrowings
Short-term borrowings at December 31 are summarized as follows:

(Dollars in thousands)	2016	2015
Federal Home Loan Bank advances	$175,000	$110,000
Securities sold under agreements to repurchase	334,136	216,617
	$509,136	$326,617
The levels of securities sold under agreements to repurchase and FHLB advances can fluctuate significantly on a day-to-day basis, depending on funding needs and which sources are used to satisfy those needs. All such arrangements are considered typical of the banking and brokerage industries and are accounted for as borrowings.
Securities sold under agreements to repurchase, which are classified as secured borrowings, generally mature daily and are reflected at the amount of cash received in connection with the transaction. The Company may be required to provide additional collateral based on the fair value of the underlying securities.
Additional information on the Company’s short-term borrowings for the years indicated is as follows:

(Dollars in thousands)	2016	2015	2014
Outstanding at December 31	$509,136	$326,617	$845,742
Maximum month-end outstanding balance	807,993	798,933	1,034,741
Average daily outstanding balance	614,073	426,011	782,033
Average rate during the year	0.39%	0.18%	0.17%
Average rate at year end	0.30%	0.20%	0.18%